Offerings	Feb. 18, 2026 shares	Jan. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid		false
Rule 457(a)		true
Security Type		Equity
Security Class Title		Common Stock, par value $0.01 per share
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit		5.56
Maximum Aggregate Offering Price		$ 7,784,000
Fee Rate		0.01381%
Amount of Registration Fee		$ 1,074.97
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Registrant’s Common Stock, par value $0.01 per share (“Common Stock”), that become issuable pursuant to the Quantum Corporation 2023 Long-Term Incentive Plan and the Quantum Corporation 2021 Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(2)Calculated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on February 17, 2026.
Represents 1,400,000 shares of Common Stock issuable pursuant to the Quantum Corporation 2023 Long-Term Incentive Plan.
Offering: 2
Offering:
Fee Previously Paid		false
Rule 457(a)		true
Security Type		Equity
Security Class Title		Common Stock, par value $0.01 per share
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit		5.56
Maximum Aggregate Offering Price		$ 695,000
Fee Rate		0.01381%
Amount of Registration Fee		$ 95.97
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Registrant’s Common Stock, par value $0.01 per share (“Common Stock”), that become issuable pursuant to the Quantum Corporation 2023 Long-Term Incentive Plan and the Quantum Corporation 2021 Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(2)Calculated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on February 17, 2026.
Represents 125,000 shares of Common Stock issuable pursuant to the Quantum Corporation 2021 Inducement Plan.